Advances for vessels under construction and acquisition of vessels	12 Months Ended
Dec. 31, 2017
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:
6.      Advances for vessels under construction and acquisition of vessels:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2016	December 31, 2017

Pre-delivery yard installments and Fair value adjustment	$32,602	$30,402
Bareboat capital leases - upfront hire & handling fees	25,272	10,460
Capitalized interest and finance costs	4,966	4,753
Other capitalized costs	1,730	2,959
Total	$64,570	$48,574

During the year ended December 31, 2015, the Company agreed to reassign the leases for two newbuilding vessels back to the vessels' owner for a one-time refund to the Company of $5,800 each.
During the year ended December 31, 2016, the Company terminated two shipbuilding contacts, leaving the Company with no future capital expenditure obligations with respect to these two newbuildings and an impairment charge of $1,068 was recorded in the year ended December 31, 2016, in order to write off the total amount of assets, in respect with the two terminated shipbuilding contracts.
As summarized in the relevant table of Note 1, as of December 31, 2017, the Company was party to three newbuilding contracts or lease arrangements for the construction of three Newcastlemax drybulk carriers.
In order to finance the delivery installment of vessel HN 1342 (Star Eleni), on December 13, 2017, the Company sold the vessel and simultaneously entered into a bareboat charter party contract with CSSC (Hong Kong) Shipping Company Limited, or CSSC, an affiliate of Shanghai Waigaoqiao Shipbuilding Co., Ltd. (“SWS”), a Chinese shipyard, to bareboat charter the vessel for ten years. Pursuant to the terms of the bareboat charter, an amount of $30,000, for the construction cost of the vessel, corresponding to the delivery installment to the shipyard, was financed by CSSC, to whom the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. The difference between the sale price of the vessel and the finance amount of $30,000 was considered to be upfront hire and was agreed to be set-off against part of the sale price.Under the terms of the bareboat charter, the Company has the option to purchase the vessel at any time after vessel's delivery, such option being exercisable on a monthly basis against pre-determined, amortizing-during-the-charter-period prices whilst it has a respective obligation of purchasing the vessels at the expiration of the bareboat term at a purchase price of approximately $9,000. Upon the earlier of the exercise of the purchase option or the expiration of the bareboat charter, the Company will own the vessel. As further described above, the Company took delivery of the HN 1342 (Star Eleni) on January 3, 2018 (Note 19).

As of December 31, 2017, the total aggregate remaining contracted price for these three newbuilding vessels plus agreed extras was $103,492, all of which are payable during the next twelve months ending December 31, 2018. An amount of $69,984 in aggregate, for HN 1361 (tbn Star Magnanimus) and HN 1342 (tbn Star Eleni), will be financed through bareboat capital lease arrangement, as described above in Note 5, the commitments of which are reflected in Note 16.
In addition, as of December 31, 2017, the Company is entitled to receive a refund of $1,604 from the shipyards which is separately reflected in the accompanying relevant consolidated balance sheet under “Other current assets”.